Leases - Summary of Carrying Amounts of Lease Liabilities Carried at Amortized Cost (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2022 INR (₨)
Disclosure of quantitative information about right-of-use assets [line items]
Opening balance	$ 28	₨ 2,112	₨ 1,646	₨ 1,436
Additions	16	1,229	1,101	410
Asset acquisition (refer Note 56)	2	128
Acquisition of subsidiary			17
Capitalised during the year	2	114	105
Accretion of interest	2	166	113	147
Lease modification during the year			(26)
Disposal of subsidiary	0		(596)
Payments	(4)	(295)	(248)	(347)
Closing balance	46	₨ 3,454	2,112	1,646
Current	6		330	259	₨ 455
Non-current	$ 40		₨ 1,782	₨ 1,387	₨ 2,999